INVESTMENT IN DIGITAL ASSET TRUST - Roll forward (Details) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
INVESTMENT IN DIGITAL ASSET TRUST
Loss from fair value measurement of OBNB Trust Units	$ (2,548,799)	$ (6,032,808)
Ending balance	5,401,912	5,401,912
ONBC Trust Units
INVESTMENT IN DIGITAL ASSET TRUST
Fair Value on beginning of the period		0
Purchases		11,434,720
Loss from fair value measurement of OBNB Trust Units		(6,032,808)
Ending balance	$ 5,401,912	$ 5,401,912